Secured Notes Payable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Schedule of secured notes payable
	Notes	Debt Discount	Offering Costs	Net Total
Ending balance—December 31, 2015	$5,000,000	$(791,000)	$(99,000)	$4,110,000

Amortization of debt discount and deferred financing costs	—	692,000	20,000	712,000
Additional debt discount—March warrants	—	(1,497,000)	—	(1,497,000)
Additional debt discount—February warrants	—	(148,000)	—	(148,000)
Ending balance—March 31, 2016	5,000,000	(1,744,000)	(79,000)	3,177,000

Less: Current Portion	(5,000,000)	$1,744,000	79,000	$(3,177,000)
Long Term Portion	$—	—	—	—

	Notes	Debt Discount	Offering Costs	Net Total
Original Value	$5,000,000	$(2,750,000)	(303,000)	$1,947,000

Amortization of debt discount and deferred financing costs	—	2,043,000	204,000	2,247,000
Acceleration of debt discount—extinguishment	—	707,000	—	707,000
Additional debt discount—modification	—	(791,000)	—	(791,000)
Ending balance—December 31, 2015	5,000,000	(791,000)	(99,000)	4,110,000

Less: Current Portion	(5,000,000)	791,000	99,000	(4,110,000)
Long Term Portion	$—	$—	—	$—

Summary of fair value assumptions
2016
Annual dividend yield	—
Expected life (years)	0.1–5 years
Risk-free interest rate	0.5–0.9%
Expected volatility	98–107%

Schedule of derivative liabilities

	Warrants Liability	Embedded Note Conversion Feature	Total
Value as of December 31, 2015	$1,297,000	$1,213,000	$2,510,000
Adjustment to fair value	(232,000)	(603,000)	(835,000)
Additional Warrants issued for debt amendment	1,645,000	—	1,645,000
Modification of Conversion Feature – debt amendment	—	1,429,000	1,429,000
Ending balance—March 31, 2016	$2,710,000	$2,039,000	$4,749,000

	Warrants Liability	Embedded Note Conversion Feature	Total
Value as of December 31, 2014	$402,000	$—	$402,000
Adjustment to fair value—warrants	205,000	—	205,000
Exchange of warrants for common stock—April 2, 2015	$(607,000)	$—	$(607,000)
Issuance of Notes in April/May 2015	—	611,000	611,000
Additional conversion feature added December 2015	—	609,000	609,000
Additional Warrants issued for debt amendment	182,000	—	182,000
Warrants issued pursuant to PIPE transaction	1,115,000	—	1,115,000
Adjustment to fair value—conversion features	—	(7,000)	(7,000)
Ending balance—December 31, 2015	$1,297,000	$1,213,000	$2,510,000

Warrant Liability [Member]
Summary of fair value assumptions
2015
Annual dividend yield	—
Expected life (years)	4.04
Risk-free interest rate	0.99%
Expected volatility	134%

Embedded conversion feature liability [Member]
Summary of fair value assumptions
2015
Annual dividend yield	—
Expected life (years)	0.1-0.6 years
Risk-free interest rate	0.22-0.48%
Expected volatility	107–148%